11. Convertible Debentures (Annual)	12 Months Ended
Dec. 31, 2021
Convertible Debentures
11. Convertible Debentures (Annual)

11. Convertible Debentures

On February 26, 2018, the Company issued debenture units to certain accredited investors (the “February 2018 Private Placement”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring on February 25, 2020, and (iii) 20 shares of restricted common stock. The investors in the February 2018 Private Placement purchased an aggregate principal amount of CDN $670,000 ($521,900) debentures and received warrants to purchase up to 20,938 shares of the Company’s common stock and 13,875 shares of common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the February 2018 Private Placement debentures plus any accrued and unpaid interest may have been converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants could have been exercised at a price equal to $4.00 per share.

In April 2018, the Company issued debenture units to certain investors (the “April 2018 Private Placement”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring in April 2020, and (iii) 20 shares of restricted common stock. The investors in the April 2018 Private Placement purchased an aggregate principal amount of CDN $135,000 ($105,200) debentures and received warrants to purchase up to 4,218.75 shares of the Company’s common stock and 2,700 shares of restricted common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the April 2018 Private Placement debentures plus any accrued and unpaid interest may have been converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants could have been exercised at a price equal to $4.00 per share.

On April 19, 2018, the Company re-issued debenture units that were first issued to certain investors between January 24, 2017 and January 31, 2018 in order to simplify the various debentures into a single series with the same terms as new convertible debenture units issued on February 26, 2018 (the “April 19, 2018 Debentures”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring on April 19, 2020, and (iii) 20 shares of restricted common stock. The investors in the April 19, 2018 Private Placement received an aggregate principal amount of CDN $1,436,000 ($1,118,600) debentures, warrants to purchase up to 44,875 shares of the Company’s common stock and 28,720 restricted shares of common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the April 19, 2018 Debentures plus any accrued and unpaid interest could have been converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants could have been exercised at a price equal to $4.00 per share.

On May 11, 2018, the Company issued debenture units to certain investors (the “May 11, 2018 Private Placement”). Each debenture unit was comprised of (i) a debenture in the principal amount of CDN $1,000 bearing interest at a rate of 10% per annum, with a maturity date of two years from the date of issuance, (ii) warrants to purchase up to 31.25 shares of the Company’s common stock at an exercise price equal to the lesser of $5.00 or 125% of the proposed initial Canadian public offering price per warrant, expiring on May 11, 2020, and (iii) 20 shares of restricted common stock. The investors in the May 11, 2018 Private Placement purchased an aggregate principal amount of CDN $131,000 ($102,000) debentures and received warrants to purchase up to 4,093.75 shares of the Company’s common stock and 2,620 restricted shares of common stock. As a result of the lower debenture conversion price and the warrant exercise price of the May 31, 2018 Private Placement described below, the whole or any part of the principal amount of the May 11, 2018 Private Placement plus any accrued and unpaid interest could have been converted into shares of the Company’s common stock at a price equal to $3.20 per share and the warrants could have been exercised at a price equal to $4.00 per share.

On May 31, 2018, the Company closed a private placement offering of up to 7,500 units and entered into Subscription Agreements (the “Agreements”) with certain accredited investors (the “May 31, 2018 Private Placement”). The units were offered in both U.S. and Canadian dollar denominations. Each unit sold to U.S. investors was sold at a per unit price of $1,000 and was comprised of (i) a 10% convertible debenture in the principal amount of $1,000 (the “U.S. Debentures”) maturing on May 31, 2020, (ii) 26 shares of our common stock and (ii) warrants to purchase up to 135.25 shares of the Company’s common stock (the “U.S. Warrants”). Each unit sold to Canadian investors was sold at a per unit price of CND $1,000 and was comprised of (i) a 10% convertible debenture in the principal amount of CND $1,000 (the “Canadian Debentures” and together with the U.S. Debentures, the “May Debentures”), (ii) 20 shares of our common stock and (ii) warrants to purchase up to 104.06 shares of our common stock (the “Canadian Warrants” and together with the U.S. Warrants, the “May Warrants”).

The proceeds received from the convertible debentures were net of finders fees paid to certain brokers. In addition, the Company also issued: (i) shares of common stock to the convertible debenture holders; (iii) certain two year warrants exercisable for shares of common stock at an exercise price of $4.00 per share; (iii) in conjunction with the finders fees paid, the Company also issued warrants to certain brokers on the same terms and conditions as the warrants issued to the convertible debenture holders.

The convertible debentures were convertible into shares of common stock at a conversion price of $3.20 per share.

The May Warrants and broker warrants were exercisable at an exercise price of $4.00 per share and expired on May 31, 2020.

The May Warrants and broker warrants were exercisable at an exercise price of $4.00 per share and expired on May 31, 2020.

The accounting treatment of the above is as follows:

(i)	The convertible debentures were recorded at gross value;

(ii)	The cash fee paid to the brokers was $427,314 and the fair value of the warrants issued to the brokers were valued at fair value as described in (iv) below and were recorded as a debt discount against the gross value of the convertible debentures;

(iii)	The shares of common stock issued to the convertible debenture holders were valued at $582,486, the market price of the common stock on the date of issue and were recorded as debt discount against the gross value of the convertible debt;

(iv)	The warrants issued to the convertible debenture holders and brokers were valued at $2,929,712 using a Black-Scholes valuation model. These warrants were equity classified with a beneficial conversion feature.

The total debt discount above amounted to $6,524,567 which was being amortized over the two year life of the debentures on a straight line basis.

Convertible debentures of $10,000 and CDN $65,000 (approximately $48,416) that had matured on May 31, 2020 were extended to August 29, 2020, of which CDN $35,000 was acquired by a related party prior to extension, and a further $600,000 and CDN $242,000 (approximately $180,257) that had matured, had the maturity date extended to September 28, 2020, of which $500,000 and CDN $207,000 were acquired by a related party, prior to extension.

As an incentive for extending the maturity date of the convertible debentures, the debenture holders were granted two year warrants exercisable for 301,644 shares of common stock at an exercise price of $3.75 per share, of which 144,041 were granted to related parties and three year warrants exercisable for 72,729 shares of common stock at an exercise price of $5.00 per share, of which 36,010 were issued to related parties. All of the convertible debentures with extended maturity dates, with the exception of one convertible debenture of CDN $35,000, were repaid during 2020. The remaining convertible debenture of CDN $35,000 was repaid in 2021.

During the year ended December 31, 2020, investors in Canadian Dollar convertible debentures converted the aggregate principal amount of CDN $317,600, including interest thereon of CDN $45,029 and investors in US Dollar convertible debentures converted the aggregate principal amount of $400,000, including interest thereon of $70,492 into 230,134 shares of common stock.

The Aggregate convertible debentures outstanding consists of the following:

	December 31, 2021	December 31, 2020
Principal Outstanding
Opening balance	$27,442	$3,464,737
Repaid	(27,562)	(2,778,349)
Conversion to equity	—	(634,431)
Foreign exchange movements	120	(24,515)
	—	27,442
Accrued Interest
Opening balance	7,105	524,227
Interest expense	4,696	207,595
Repaid	(11,833)	(619,992)
Conversion to equity	—	(103,958)
Foreign exchange movements	32	(767)
	—	7,105
Debenture Discount
Opening balance	—	(627,627)
Amortization	—	627,627
	—	—
Convertible Debentures, net	$—	$34,547